Operating Costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating costs [line items]
Direct labour costs	£ 2,663	£ 2,688
Indirect labour costs	472	451
Leaver costs	8	30
Total labour costs	3,143	3,169
Capitalised labour	(729)	(668)
Net labour costs	2,414	2,501
Product costs and sales commissions	2,172	2,153
Payments to telecommunications operators	1,073	1,207
Property and energy costs	661	649
Network operating and IT costs	508	476
Programme rights charges	403	377
Other operating costs	717	839
Operating costs before depreciation, amortisation and specific items	7,948	8,202
Depreciation and amortisation	1,736	1,757
Total operating costs	9,896	10,332
Before Specific Items [member]
Disclosure of operating costs [line items]
Total operating costs	9,684	9,959
Specific items [member]
Disclosure of operating costs [line items]
Total operating costs	£ 212	£ 373